Document and Entity Information Document	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	EVERCORE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32975
Entity Tax Identification Number	20-4748747
Entity Address, Address Line One	55 East 52nd Street
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10055
City Area Code	212
Local Phone Number	857-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	EVR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001360901
Amendment Flag	false